Combined Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Net of allowance for doubtful accounts	$ 20,639	$ 22,537
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	81,203,161	82,292,902
Common Stock, shares outstanding	81,203,161	82,292,902
Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	89,616,891	89,616,891
Common Stock, shares outstanding	89,616,891	89,616,891